Debt - Summary of Debt and Revolving Credit Facility Cash Flows from Financing Activities (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Proceeds from the issuance of long-term debt	$ 0	$ 55	$ 120	$ 310	$ 4,436
Repayments of long-term debt and revolving credit facilities	$ (54)	$ (104)	(268)	(450)	$ (2,833)
Long-term Debt [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of long-term debt			0	0
Repayments of long-term debt and revolving credit facilities			(10)	(25)
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of long-term debt			0	0
Repayments of long-term debt and revolving credit facilities			(5)	(10)
CERP | Secured Debt [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of long-term debt			0	0
Repayments of long-term debt and revolving credit facilities			(25)	(25)
CERP | Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of long-term debt			105	230
Repayments of long-term debt and revolving credit facilities			(145)	(330)
CGP | Secured Debt [Member] | Term Loan [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of long-term debt			0	0
Repayments of long-term debt and revolving credit facilities			(12)	(12)
CGP | Secured Debt [Member] | Revolving Credit Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of long-term debt			15	80
Repayments of long-term debt and revolving credit facilities			(60)	(35)
CGP | Secured Debt [Member] | Horseshoe Baltimore Credit Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of long-term debt			0	0
Repayments of long-term debt and revolving credit facilities			(3)	0
CGP | Secured Debt [Member] | Horseshoe Baltimore FF&E Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of long-term debt			0	0
Repayments of long-term debt and revolving credit facilities			(5)	(3)
CGP | Secured Debt [Member] | Cromwell Credit Facility [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of long-term debt			0	0
Repayments of long-term debt and revolving credit facilities			$ (3)	$ (10)